Income Taxes - Additional Information (Detail) $ in Millions	12 Months Ended				48 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2015 USD ($)
Tax Credit Carryforward [Line Items]
Recognized tax deduction	$ 70,700,000	$ 91.4
Contribution to AICF	102,200,000		$ 91,100,000	$ 62,800,000	$ 369,100,000	$ 456.8
Foreign tax credit carry-forwards	126,100,000		107,500,000		126,100,000
Income taxes payable	29,100,000				29,100,000
Income tax paid, net of refunds	49,100,000
Total amount of unrecognized tax benefits	700,000		700,000	700,000	700,000		$ 4,900,000
Interest and penalties accrued	0		0	0	0		$ 300,000
Interest and penalties recognized income tax expense	$ 0		$ 0	$ 300,000
Period for the amount of unrecognized tax benefits increase or decrease	next twelve months	next twelve months
Blended tax rate (as percent)	31.50%	31.50%
Income tax expense	$ 4,200,000
Income tax expense from repatriated earnings	31,900,000				31,900,000
Reduction in net deferred tax liability	27,700,000
Foreign Tax Credit Carry-Forwards [Member]
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	$ 126,100,000				$ 126,100,000
Percentage of valuation allowance against loss carry-forwards (as percent)	100.00%				100.00%
Australia [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 18,800,000				$ 18,800,000
Europe [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	6,700,000				6,700,000
Tax loss carry-forwards available to offset future taxable income not subject to expiration	3,200,000				3,200,000
Operating loss carry-forwards subject to expiration	$ 3,500,000				$ 3,500,000